Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

3.	PROPERTY AND EQUIPMENT

At June 30, 2015 and December 31, 2014, property and equipment consists of the following:

	June 30, 2015	December 31, 2014
Computer equipment	$132,016	$120,513
Furniture and fixtures	27,937	22,323
Leasehold improvements	57,102	55,102
	217,055	197,938
Less accumulated depreciation and amortization	169,853	161,838
Total	$47,202	$36,100

Depreciation of property and equipment amounted to $8,015 and $7,784 during the six months ended June 30, 2015 and 2014, respectively. Depreciation amounted to $4,192 and $3,892 for the three months ended June 30, 2015 and June 30, 2014. Depreciation costs are included in the accompanying statements of operations in operating expenses.

3.	PROPERTY AND EQUIPMENT

At December 31, 2014 and 2013, property and equipment consists of the following:

	2014	2013
Computer equipment	$120,513	$120,513
Furniture and fixtures	22,323	13,314
Leasehold improvements	55,102	57,980
	197,938	191,807

Less accumulated depreciation and amortization	161,838	148,458

Total	$36,100	$43,349

Depreciation of property and equipment amounted to $15,054 and $36,885 during the years ended December 31, 2014 and 2013, respectively, are included in the accompanying statements of operations in operating expenses.